Share Capital and Public Offerings (Details) - Schedule of Unvested Stock Option - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance	1,283,123
Weighted Average Grant date Fair Value,Beginning Balance (in Dollars per share)	$ 0.25
Non-Vested Options,Granted		1,333,123
Weighted Average Grant date Fair Value,Granted (in Dollars per share)
Non-Vested Options, Vested		(50,000)
Weighted Average Grant date Fair Value, Vested (in Dollars per share)		$ 0.22
Non-Vested Options, Forfeited
Non-Vested Options, Ending Balance		1,283,123
Weighted Average Grant date Fair Value, Ending Balance (in Dollars per share)		$ 0.25